Combined And Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Sales and other operating revenue	$ 1,113,724	$ 1,009,197	$ 1,316,547	$ 1,124,016	$ 838,936
Other income, net	1,051	180	10,046	20,970	1,315
Total revenues	1,114,775	1,009,377	1,326,593	1,144,986	840,251
Costs and operating expenses
Cost of products sold and operating expenses	933,266	773,510	1,036,944	860,830	630,771
Loss on firm purchase commitments	18,544
Selling, general and administrative expenses	64,803	41,537	67,232	40,205	34,244
Depreciation, depletion and amortization	42,377	35,832	48,157	32,323	24,554
Total costs and operating expenses	1,058,990	850,879	1,152,333	933,358	689,569
Operating income	55,785	158,498	174,260	211,628	150,682
Interest income-affiliate	12,485	17,965	23,687	24,063	27,351
Interest income	284	33	35	447	218
Interest cost-affiliate	(3,565)	(4,422)	(5,435)	(5,663)	(11,187)
Interest cost	(8,860)
Capitalized interest	5,344	421	701	1,493	3,999
Total financing income, net	5,688	13,997	18,988	20,340	20,381
Income before income tax expense	61,473	172,495	193,248	231,968	171,063
Income tax expense	10,093	41,266	46,942	20,732	38,131
Net income	51,380	131,229	146,306	211,236	132,932
Less: Net income (loss) attributable to noncontrolling interests	(1,226)	10,466	7,107	21,552	19,028
Net income attributable to net parent investment	$ 52,606	$ 120,763	$ 139,199	$ 189,684	$ 113,904
Earnings per common share:
Basic	$ 0.75	$ 1.73
Diluted	$ 0.75	$ 1.73
Weighted average common shares outstanding:
Basic	70,000	70,000
Diluted	70,000	70,000